Plant and Equipment Useful lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years